PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
VAT-input deductible		¥ 74,746	¥ 64,237
Prepaid non-banking financing partners service fees		21,335	26,295
Prepaid rental expense		16,560	46,581
Prepaid consulting and professional service fees		13,124	37,236
Prepaid marketing expense		12,627	218,145
Others		20,516	24,820
Total prepaid expenses and other current assets	$ 22,779	¥ 158,908	¥ 417,314